Intangible Assets Other Than Goodwill (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues		$ 361,438,000	$ 280,117,000	$ 187,946,000
Nave Constellation And Nave Universe [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Number of vessels	2
Nave Constellation [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Charter hire daily rate	$ 48,153
Nave Constellation [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	54,388,000
Nave Universe [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Charter hire daily rate	48,153
Nave Universe [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Revenues	$ 54,388,000